Non-current assets held for sale - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 1,652	$ 1,326
Liabilities included in disposal groups classified as held for sale	359	$ 46
PTT Exploration and Production Public Company Limited
Assets and liabilities held for sale [Line Items]
Consideration paid (received)	2,400
Aker BP [Member]
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 595
Proportion of ownership interest in associate	27.90%
Expected proportion of ownership interest in associate	15.90%
Rumaila [Member]
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 1,009
Liabilities included in disposal groups classified as held for sale	$ 333
Block 61
Assets and liabilities held for sale [Line Items]
proportion of participating interest classified as held for sale		20.00%
Ownership percentage in subsidiary		60.00%